Note 12 - Long-term Incentive Plan	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Share-based Payment Arrangement [Text Block]
Note
12.
Long-Term Incentive Plan

On
March 14, 2019,
the Board of Directors of Avalon approved the renewal of the expired
2009
Long-term Incentive Plan (the
“2009
Plan”), which was set to expire in
October
of
2019.
The
2009
Plan provides for the granting of options which are intended to be non-qualified stock options (“NQSO’s”) for federal income tax purposes except for those options designated as incentive stock options (“ISO’s”) which qualify under Section
422
of the Internal Revenue Code.

The name of the plan was changed to the
2019
Long-term Incentive Plan (“the Option Plan”) to reflect the year of approval. The Option Plan represents the renewal of the
2009
Plan which had
1,300,000
shares of Class A Common Stock available for stock options to employees and non-employee directors. The Option Plan has
1,300,000
shares available for stock options, less any shares of stock issued pursuant to options exercised under the
2009
Plan. The total number of shares under the Option Plan and the
2009
Plan will
not
exceed
1,300,000.
Shares of stock covered by options granted pursuant to the
2009
Plan which terminate or expire prior to exercise or have been surrendered or canceled shall be available for further option grants under the Option Plan. On
April 25, 2019,
at the Annual Meeting of Shareholders, the shareholders approved the Option Plan.

The purpose of the Avalon Holdings Corporation
2019
Long-term Incentive Plan (the “Plan”) is (a) to improve individual employee performance by providing long-term incentives and rewards to employees of Avalon, (b) to assist Avalon in attracting, retaining and motivating employees and non-employee directors with experience and ability, and (c) to associate the interests of such employees and directors with those of the Avalon shareholders. At
December 31, 2019,
options to purchase
760,000
shares have been granted under the
2009
Plan. Of these,
72,000
shares have been exercised, and options for
688,000
shares remain outstanding.

NQSO’s
may
be granted with an exercise price which is
not
less than
100%
of the fair market value of the Class A Common Stock on the date of grant. Options designated as ISO’s shall not
be less than
110%
of fair market value for employees who are
ten
percent shareholders and
not
less than
100%
of fair market value for other employees. The Board of Directors may,
from time to time in its discretion, grant options to
one
or more outside directors, subject to such terms and conditions as the Board of Directors may
determine, provided that such terms and conditions are
not
inconsistent with other applicable provisions of the Option Plan. Options shall have a term of no
longer than
ten
years from the date of grant; except that for an option designated as an ISO which is granted to a ten
percent shareholder, the option shall have a term
no
longer than
five
years.

No
option shall be exercisable prior to
one
year after its grant, unless otherwise provided by the Option Committee of the Board of Directors (but in
no
event before
6
months after its grant), and thereafter options shall become exercisable in installments, if any, as provided by the Option Committee. Options must be exercised for full shares of common stock. To the extent that options are not
exercised when they become initially exercisable, they shall be carried forward and be exercisable until the expiration of the term of such options.
No
option
may
be exercised by an optionee after his or her termination of employment for any reason with Avalon or an affiliate, except in certain situations provided by the Option Plan.

The stock options, vest ratably over a
five
year period and have a contractual term of
ten
years from the date of grant. At the end of each contractual vesting period, the share price of the Avalon common stock, traded on a public stock exchange (NYSE Amex), must reach a predetermined price within three
years following such contractual vesting period before the stock options are exercisable (See table below). If the Avalon common stock price does not
reach the predetermined price, the stock options will either be cancelled or the period will be extended at the discretion of the Board of Directors. In
2018,
the Board of Directors extended the period of time for certain vested options that were not
exercisable due to those options
not
meeting the predetermined stock price within the
three
years following the contractual vesting period.

The grant-date fair values of the stock option awards were estimated using the Monte Carlo Simulation. The Monte Carlo Simulation was selected to determine the fair value because it incorporates six
minimum considerations;
1
) the exercise price of the option,
2
) the expected term of the option, taking into account both the contractual term of the option, the effects of employees’ expected exercise and post-vesting employment termination behavior, as well as the possibility of change in control events during the contractual term of the option agreements,
3
) the current fair value of the underlying equity,
4
) the expected volatility of the value of the underlying share for the expected term of the option,
5
) the expected dividends on the underlying share for the expected term of the option and
6
) the risk-free interest rate(s) for the expected term of the option.

The grant date fair value of the underlying equity was determined to be equal to Avalon’s publicly traded stock price as of the grant dates times the sum of the Class A and Class B common shares outstanding.

The expected term, or time until the option is exercised, is typically based on historical exercising behavior of previous option holders of a company’s stock.  Due to the fact that the Company has had no
historical exercising activity, prior to
2018,
the simplified method was applied.  Because of the nature of the vesting described above, the options are separated into five
blocks, with each block having its own vesting period and expected term.

For stock option awards, the expected volatility was based on the observed historical volatility of Avalon common stock. There were no
expected dividends and the risk-free interest rate was based on yield data for U. S. Treasury securities over a period consistent with the expected term.

The following table is a summary of the stock option activity during
2019
and
2018:

		Weighted	Weighted
	Number of	Average	Average
	Options	Exercise	Fair Value at
	Granted	Price	Grant Date
Outstanding at January 1, 2018	760,000	$2.51	$1.00
Options granted	-	-	-
Options exercised	(72,000)	2.37	0.92
Options cancelled or forfeited	-	-	-
Outstanding at December 31, 2018	688,000	2.52	1.00
Options granted	-	-	-
Options exercised	-	-	-
Options cancelled or forfeited	-	-	-
Outstanding at December 31, 2019	688,000	$2.52	$1.00
Options Vested	652,000	$2.56	$1.03
Exercisable at December 31, 2019	634,000	$2.58	$1.05

The stock options vest and become exercisable based upon achieving two
critical metrics as follows:

1 )	Contract Vesting Term: The stock options vest ratably over a five year period.
2 )
The Avalon common stock price traded on a public stock exchange (NYSE Amex) must reach the predetermined vesting price within three
years after the options become vested under the contractual vesting term.

The table below represents the period and predetermined stock price needed for vesting.

	Begins	Ends	Predetermined
	Vesting	Vesting	Vesting Price
Block 1	12 months after Grant Dates	48 months after Grant Dates	$3.43
Block 2	24 months after Grant Dates	60 months after Grant Dates	$4.69
Block 3	36 months after Grant Dates	72 months after Grant Dates	$6.43
Block 4	48 months after Grant Dates	84 months after Grant Dates	$8.81
Block 5	60 months after Grant Dates	96 months after Grant Dates	$12.07

The total intrinsic value of the
72,000
options exercised during the year ended
December 31, 2018
was
$154,000.

Compensation costs were approximately
$
6,000
for both the years ended
December 31, 2019
and
2018
based upon the estimated grant date fair value calculations. As of
December 31, 2019,
there was approximately
$18,000
of total unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Plan. That cost is expected to be recognized over a weighted-average period of
4.42
years.